Advisors Series Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

VIA EDGAR TRANSMISSION

May 3, 2019

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Capital Advisors Growth Fund (S000005062)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Capital Advisors Growth Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2019, and filed electronically as Post-Effective Amendment No. 894 to the Trust’s Registration Statement on Form N‑1A on April 29, 2019.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6872.

Sincerely,

/s/ Emily R. Enslow
Emily R. Enslow, Esq.
Secretary
Advisors Series Trust

Enclosure